Lease (Details) - Schedule of supplemental balance sheet information ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Schedule of supplemental balance sheet information [Abstract]
ROU assets	¥ 678,769	¥ 879,348	$ 106,514
Operating lease liabilities – current	(285,200)	(365,049)
Operating lease liabilities – non-current	¥ (428,486)	¥ (580,562)
Weighted average remaining lease terms	7 years 1 month 6 days	7 years 8 months 15 days	7 years 1 month 6 days
Weighted average incremental borrowing rate	10.09%	10.75%